PREPAID EXPENSES (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Prepaid payroll taxes	$ 36,083	$ 0
Prepaid insurances	2,472	14,146
Prepaid hardware/software maintenance and support service fee	1,420	12,850
Prepaid rent	0	4,188
Prepaid expense	$ 39,975	$ 31,184